Submission	Jan. 27, 2025
Submission [Line Items]
Central Index Key	0000833079
Registrant Name	Meritage Homes Corporation
Registration File Number	333-279002
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES